Earnings per share_Weighted average number of common shares outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Weighted average common shares outstanding [Line Items]
Weighted average number of common shares outstanding	722,267,681	685,488,521	673,000,000
Common shares issued at the beginning of the period
Weighted average common shares outstanding [Line Items]
Number of shares	722,267,683	673,271,226
Dates (Unit: Day)	366	365
Accumulated number of shares outstanding during period	264,349,971,978	245,743,997,490
Purchase of treasury stock from 201901
Weighted average common shares outstanding [Line Items]
Number of shares		(11,453,702)
Dates (Unit: Day)		358
Accumulated number of shares outstanding during period		(4,100,425,316)
Disposal of treasury stock from 201903
Weighted average common shares outstanding [Line Items]
Number of shares		18,346,782
Dates (Unit: Day)		285
Accumulated number of shares outstanding during period		5,228,832,870
Purchase of treasury stock from 201908
Weighted average common shares outstanding [Line Items]
Number of shares		(1)
Dates (Unit: Day)		128
Accumulated number of shares outstanding during period		(128)
Disposal of treasury stock from 201909
Weighted average common shares outstanding [Line Items]
Number of shares		28,890,707
Number of shares		(42,103,377)
Dates (Unit: Day)		97
Accumulated number of shares outstanding during period		2,802,398,579
Description of significant change in number of ordinary shares outstanding		In September 2019, Woori Bank disposed of 42,103,377 shares acquired through comprehensive exchange of shares in Woori Card Co., Ltd. and its parent company Woori Financial Group Inc.
Disposal of treasury stock from 201911
Weighted average common shares outstanding [Line Items]
Number of shares		13,212,670
Dates (Unit: Day)		40
Accumulated number of shares outstanding during period		528,506,800
Purchase of treasury stock from 201912
Weighted average common shares outstanding [Line Items]
Number of shares		(1)
Dates (Unit: Day)		19
Accumulated number of shares outstanding during period		(19)
Treasury stock from 2020
Weighted average common shares outstanding [Line Items]
Number of shares	(2)
Dates (Unit: Day)	366
Accumulated number of shares outstanding during period	(732)